Average Annual Total Returns - FidelityMunicipalBondIndexFund-PRO - FidelityMunicipalBondIndexFund-PRO - Fidelity Municipal Bond Index Fund	Aug. 29, 2023
Fidelity Municipal Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.42%)
Since Inception	(1.28%)
Fidelity Municipal Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.42%)
Since Inception	(1.28%)
Fidelity Municipal Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.92%)
Since Inception	(0.58%)
LB015
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	(0.11%)	[1]

[1]	AFrom July 11, 2019.